Loan Receivable (Tables)	6 Months Ended
Jun. 30, 2024
Loan Receivable [Abstract]
Schedule of Loan Receivable	At June 30, 2024 and December 31, 2023, loans receivable consisted of the following.
	June 30, 2024	December 31, 2023
	(Unaudited)
Guangxi Beihengda Mining Co., Ltd. (1)	$5,091,230	$5,213,397
Hongkong Sanyou Petroleum Co., Ltd (2)	1,270,901	2,621,971
Beijing Liansheng Innovation Technology Co., Ltd (3)	275,202	-
Beijing Huizhong Flying Technology Co., Ltd (4)	1,100,806	-
Beijing Zhongzhe Yuantong Technology Co., Ltd (5)	137,600	-
Total loan receivable	7,875,739	7,835,368
Less: current portion	7,875,739	3,608,289
Loan receivable - non current	$-	$4,227,079
(1)	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,128,024), RMB3,000,000 ($412,802) and RMB7,000,000 ($963,206) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan was extended for one year to January 21, 2025. The RMB7,000,000 loan was extended for one year to June 14, 2025. The RMB3,000,000 loan was repaid in August 2022 with interest of RMB120,000 ($16,512). The change in the carrying value of these outstanding loans from $5,213,379 in 2023 to $5,091,229 in 2024 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.
(2)	In 2023, the Company provided loans with interest of 1.5% per month to another third party for its operating activities. The loans are secured by their respective pledge contracts using their underlying assets. Such loans mature within nine months from the date of issue, with loan principal, interest, and handling fees to be settled immediately after the maturity date. On August 27, 2024, Hongkong Sanyou Petroleum Co., Ltd repaid $1,270,901.

(3)	On January 17, 2024, the Company provided a loan of RMB2,000,000 ($275,202) with 1.0% per month interest to Beijing Liansheng Innovation Technology Co., Ltd for six months, maturing on July 16, 2024. The loan was restricted for its operating activities. On July 19, 2024, the loan was collected in full.
(4)	In May, 2024, the Company provided a loan of RMB8,000,000 ($1,100,806) with no interest to Beijing Huizhong Flying Technology Co., Ltd for its operating activities. It was due on demand. On August 13, 2024, Beijing Huizhong Flying Technology Co., Ltd repaid RMB8,000,000 ($1,100,806).
(5)	On June 17, 2024, the Company provided a loan of RMB1,000,000 ($137,601) with 1.0% per month interest to Beijing Zhongzhe Yuantong Technology Co., Ltd for six months, maturing on December 31, 2024. The loan was restricted for its operating activities. On August 28, 2024, the loan was collected in full.